Investments (Changes in Fixed Maturity Securities with Noncredit OTTI Losses - Narrative) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Gain (Loss) on Investments [Line Items]
Other Than Temporary Impairments On Debt Securities Transferred To Other Comprehensive Income Loss	$ 8	$ (76)	$ (112)
Brighthouse Financial, INC [Member]
Gain (Loss) on Investments [Line Items]
Other Than Temporary Impairments On Debt Securities Transferred To Other Comprehensive Income Loss	$ 24	$ 15